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                               HADDAN & ZEPFEL LLP
                       500 Newport Center Drive, Suite 580
                             Newport Beach, CA 92660
                              (949) 706-6000 (949)
                              706-6060 (facsimile)
                          e-mail: rjz@haddanzepfel.com

                                January 22, 2007


William Bennett
Securities and Exchange Commission
Station Place
100 F St., NE
Washington, D.C. 20549

        Re:     Franklin Wireless Corp.
                Preliminary Proxy Statement
                File 1-14891

Dear Mr. Bennett:

      We filed today, on behalf of Franklin Wireless Corp., a Preliminary Proxy Statement on Schedule 14A. This replaces the Preliminary Information Statement filed earlier, on Schedule 14C. In our telephone conversation on Friday, January 19, we agreed that Schedule 14A was the appropriate form for solicitation of written consents of shareholders.

      In your comments on the Preliminary Information Statement, you suggested we revise the disclosure concerning an existing commitment of the Company to issue shares. Accordingly, the fourth paragraph under the caption "The Proposal" in the Preliminary Proxy Statement filed today has been revised to describe this commitment.

      Please don't hesitate to call if you have any questions.


                                        Very truly yours,

                                        /s/ Robert J. Zepfel
                                        ------------------------------
                                        Robert J. Zepfel